STOCK REPURCHASE PROGRAM - Change in Treasury Common Stock, At Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Treasury Stock, Shares [Abstract]
Beginning balance (in shares)	291,128
Treasury stock purchases (in shares)	2,700,000	2,800,000	1,600,000
Retirements (in shares)	(2,700,000)	(3,000,000)	(4,000,000)
Ending balance (in shares)	60,813	291,128
Treasury Stock, Value [Abstract]
Beginning balance	$ 2,140
Purchases	51,773	$ 43,603	$ 64,015
Deferred compensation obligation			$ (1,387)
Ending balance	$ 1,187	$ 2,140
Treasury Stock
Treasury Stock, Shares [Abstract]
Beginning balance (in shares)	291,000	775,000	447,000
Treasury stock purchases (in shares)	2,938,974	2,957,838	4,589,576
Issuance of restricted stock (in shares)	(181,439)	19,806	161,633
Retirements (in shares)	(2,938,974)	(3,443,448)	(4,423,564)
Deferred compensation obligation (in shares)	(48,876)	(18,139)
Ending balance (in shares)	61,000	291,000	775,000
Treasury Stock, Value [Abstract]
Beginning balance	$ 2,140	$ 9,259	$ 7,523
Purchases	51,773	43,603	64,015
Issuance of restricted stock	0	0	0
Retirement of treasury shares	(51,772)	(50,587)	(62,279)
Deferred compensation obligation	(954)	(135)
Ending balance	$ 1,187	$ 2,140	$ 9,259